Intangible Assets, Net - Schedule of Intangilbe Assets, Net (Details) - USD ($)	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Schedule of Intangible Assets, Net [Line Items]
Less: Accumulated amortization	$ (75,556)	$ (62,222)	$ (8,889)
Intangible assets, net	254,237	198,178	151,111
Software development - property management system [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible, gross	160,000	160,000	160,000
Internally Developed Application [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible, gross	$ 169,793	$ 100,400